Label	Element	Value
EIC Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EIC Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIC Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 14 of the Fund's prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.92%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual or semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class A, Class C, Retail Class shares and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, primarily invests in common stocks of U.S. companies. The Fund may invest in the stocks of companies of any size.

The Fund invests in companies the Adviser believes are well-managed, structurally sound and selling at a discount to their value as an ongoing business entity. The Adviser attempts to avoid investing in companies that appear to be inexpensive relative to their historical records, but are actually in long-term structural decline (i.e., "value traps").

Starting with the Russell 3000® universe, the Adviser attempts to identify companies it believes have strong and stable returns on invested capital ("ROIC"), returns on equity ("ROE"), and, preferably, earnings growth. The Adviser may also identify companies through the use of traditional news sources and non-opinionated research and by monitoring companies with recent and significant price declines. Once a potential candidate is identified, the Adviser determines whether the company is selling at a discount to its value as an ongoing business entity based upon the Adviser's in-house valuation models, which rely on ROE and growth as key inputs.

After the Adviser identifies a company it believes is selling at a meaningful discount to its value as an ongoing concern, the Adviser employs a comprehensive set of web-based analytics to assess potential risks impacting the identified companies, including financial risk, operational risk, management risk and business risk. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps. The Adviser then performs additional research to gain further insight into accounting policies, factors impacting reported earnings, unusual transactions, attempts to manage earnings, and any other evidence that earnings-power is, or may in the future be, different than what the financial statements currently portray. If a company passes all levels of analysis, then the Adviser may add it to the Fund's portfolio.

The Adviser sells a position in a company if the Adviser believes the security has reached its full value, the company shows balance sheet stress (indicating potential earnings management, weak financial controls or possible earnings shortfalls), a major change occurs (rendering historical data invalid for determining the value of business ownership) or the Adviser believes the company's quality or financial strength fall below acceptable levels, or if a more attractive investment opportunity becomes available. Positions reaching 6% of the Fund's value may be trimmed to reduce exposure.

Up to 20% of the Fund's net assets may be held in cash or cash equivalents if the Adviser believes that there are not a sufficient number of currently compelling investment opportunities in which to fully invest the Fund's assets. While holding a significant position in cash could help the Fund reduce losses during market downturns, it may have the effect of lessening the Fund's capital appreciation during market upturns.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return. It is possible to lose money by investing in the Fund.

•  Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of incorrect estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The stocks of smaller- and medium-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.

•  Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund's Class A Shares for the past five calendar years and show how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 3000® Value Index, each a broad measure of market performance. The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.EICValue.com. Current returns may be lower or higher. Call 877-342-0111 for the latest month-end performance figures.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund's Class A Shares for the past five calendar years and show how the Fund's average annual total returns for one year, five years and since inception, before and after taxes, compare with those of the S&P 500® Index and the Russell 3000® Value Index, each a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-342-0111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.EICValue.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The maximum front-end sales charge is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge were reflected, the bar chart and the calendar year-to-date returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year-to-Date Total Return as of June 30, 2017: 4.10% During the periods shown in the chart
Best Quarter	Worst Quarter
10.22%	-6.60%
(March 31, 2013)	(September 30, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	Calendar Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.60%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares only; after-tax returns for Class C and Institutional Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2016
EIC Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) - Class A Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.81%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.59%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2011
EIC Value Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Class A Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.89%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2011
EIC Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) - Class C Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.81%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.80%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
EIC Value Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Class C Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.80%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
EIC Value Fund | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes) - Institutional Class Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.81%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.19%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
EIC Value Fund | S&P 500® Index (reflects no deductions for fees, expenses or taxes) - Institutional Class Shares Comparison
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.96%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.66%	[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.52%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
EIC Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4],[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	670
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	925
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,199
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,978
Annual Return 2012	rr_AnnualReturn2012	8.57%
Annual Return 2013	rr_AnnualReturn2013	22.07%
Annual Return 2014	rr_AnnualReturn2014	13.06%
Annual Return 2015	rr_AnnualReturn2015	(5.60%)
Annual Return 2016	rr_AnnualReturn2016	11.29%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.27%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%	[6]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2011
EIC Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.57%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.62%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.81%	[6]
EIC Value Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.12%	[6]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.45%	[6]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.78%	[6]
EIC Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%	[4],[5]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,327
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2011
EIC Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
EIC Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511

[1]	The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth rates.
[2]	The S&P 500® Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole.
[3]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A 1.00% CDSC will be assessed when Class C shares are redeemed within 18 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.
[4]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual or semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	Equity Investment Corporation ("EIC" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Fund to the extent necessary to ensure that the Fund's "Total Annual Fund Operating Expenses," excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees or shareholder service fees), "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, do not exceed 1.00% of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund's expenses are below the Expense Limitation amount.
[6]	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.50%.